CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenues	$ 26,000,652	$ 36,441,695
Cost of Revenue	13,176,073	15,421,715
Gross profit	12,824,579	21,019,980
Operating expenses
Sales and marketing	5,989,727	6,067,392
Distribution costs	8,611,702	9,465,149
General and administrative expenses	6,771,937	6,875,575
Share-based compensation	1,169,843	3,664,538
Amortization of acquired intangible assets	2,410,431	2,568,502
Depreciation	1,268,355	913,246
Impairment of long-lived asset - building	336,434	0
Loss on the sale / abandonment of assets in relocation	569,195	0
Impairment of intangible assets and goodwill	7,869,425	3,746,301
Lease impairment, Delray Beach facility	289,969	0
Total operating expenses	35,287,018	33,300,703
Loss from operations	(22,462,439)	(12,280,723)
Other income (expenses), net
Change in derivative liability	0	1,770
Other	(16,443)	38,344
Interest (expense) income, net	(3,124,723)	(4,716,274)
Other income (expense), net	(3,141,166)	(4,676,160)
Loss on operations before income tax	(25,603,605)	(16,956,883)
Income tax benefit	332,101	3,049,293
Total income tax expense benefit	332,101	3,049,293
Net income (loss) from continuing operations	(25,271,504)	(13,907,590)
Gain (loss) from the sale of:
Infusionz and select assets	0	(2,212,542)
Interactive Offers	237,670	0
GainLossFromTheSaleOfVitaMedica	1,948,538	0
E-core	(1,737,326)	0
Gain (loss) from the sale of total	448,882	(2,212,542)
Income (loss) on discontinued operations
Income (loss) on discontinued operations Infuisionz	71,976	(338,418)
Income (loss) on discontinued operations Interactive offers	(187,003)	(1,729,636)
VitaMedica	213,636	(382,449)
E-core	1,065,575	1,080,379
Income (loss) income from discontinued operations	1,164,184	(1,370,124)
Net loss attributable to non-controlling interest	0	559,967
Net income (loss) attributable to Upexi, Inc.	$ (23,658,438)	$ (16,930,289)
Basic income (loss) per share:
Income (loss) per shares from continuing operations	$ (24.60)	$ (15.56)
(Loss) income per shares from discontinued operations	1.13	(1.53)
Total income (loss) per share attributable to Upexi shareholders basic	(23.03)	(18.94)
Diluted income (loss) per share:
Income (loss) per share from continuing operations diluted	(24.60)	(15.56)
(Loss) income per share from discontinued operations diluted	1.13	(1.53)
Total income (loss) per share attributable to Upexi shareholders diluted	$ (23.03)	$ (18.94)
Basic weighted average shares outstanding	1,027,232	893,943
Fully diluted weighted average shares outstanding	1,027,232	893,943